Loans, financing and debentures	6 Months Ended
Jun. 30, 2024
Disclosure of detailed information about borrowings [abstract]
Disclosure of borrowings [text block]
18 LOANS, FINANCING AND DEBENTURES
18.1 Breakdown by type

			Current		Non-current			Total
Type	Interest rate	Average annual interest rate - %	06/30/2024	12/31/2023	06/30/2024	12/31/2023	06/30/2024	12/31/2023
In foreign currency
Bonds	Fixed	5.0%	2,823,963	841,625	44,218,728	40,122,749	47,042,691	40,964,374
Export credits (“export prepayments”)	SOFR/Fixed	6.3%	3,601,807	2,690,891	16,812,138	14,487,252	20,413,945	17,178,143
Assets financing	SOFR	6.3%	105,427	61,924	335,084	220,199	440,511	282,123
ECA - Export Credit Agency	SOFR	3.8%	7,481		690,400		697,881
IFC - International Finance Corporation	SOFR	6.2%		731	3,300,411	2,871,399	3,300,411	2,872,130
Others			5,826	7,903			5,826	7,903
			6,544,504	3,603,074	65,356,761	57,701,599	71,901,265	61,304,673
In local currency
BNDES	TJLP	8.6%	73,413	49,348	149,771	199,988	223,184	249,336
BNDES	TLP	13.5%	74,102	57,060	3,262,865	3,123,727	3,336,967	3,180,787
BNDES	Fixed	4.0%	2,009	4,020			2,009	4,020
BNDES	SELIC	14.5%	139,159	65,013	789,738	857,419	928,897	922,432
Assets financing	CDI	14.5%	18,267	17,037	66,188	71,235	84,455	88,272
NCE (“Export credit notes”)	CDI	14.5%	2,854	3,114	100,000	100,000	102,854	103,114
NCR (“Rural producer certificates”)	CDI	12.1%	295,339	101,739	1,999,053	1,998,270	2,294,392	2,100,009
Export credits (“export prepayments”)	Fixed			791,306				791,306
Debentures	CDI/IPCA	13.4%	100,575	66,536	9,649,776	8,362,207	9,750,351	8,428,743
			705,718	1,155,173	16,017,391	14,712,846	16,723,109	15,868,019
			7,250,222	4,758,247	81,374,152	72,414,445	88,624,374	77,172,692

Interest on financing			1,353,484	1,232,810			1,353,484	1,232,810
Non-current funding			5,896,738	3,525,437	81,374,152	72,414,445	87,270,890	75,939,882
			7,250,222	4,758,247	81,374,152	72,414,445	88,624,374	77,172,692
18.2 Breakdown by maturity – non-current

	2025	2026	2027	2028	2029	2030 onwards	Total
In foreign currency
Bonds	(9,343)	2,851,198	3,876,556	2,767,812	9,657,629	25,074,876	44,218,728
Export credits (“export prepayments”)	2,286,853	4,986,977	4,370,592	3,465,127	1,702,589		16,812,138
Assets financing	50,906	105,273	106,932	65,753	6,220		335,084
ECA - Export Credit Agency						690,400	690,400
IFC - International Finance Corporation			216,162	1,019,132	1,482,373	582,744	3,300,411
	2,328,416	7,943,448	8,570,242	7,317,824	12,848,811	26,348,020	65,356,761
In local currency
BNDES – TJLP	48,678	86,126	7,137	3,614	3,614	602	149,771
BNDES – TLP	38,596	97,462	158,271	155,438	141,276	2,671,822	3,262,865
BNDES – SELIC	121,619	243,271	31,988	32,034	32,079	328,747	789,738
Assets financing	9,233	18,741	19,113	19,033	68		66,188
NCE (“Export credit notes”)			25,000	25,000	25,000	25,000	100,000
NCR (“Rural producer certificates”)	(92)	(92)				1,999,237	1,999,053
Debentures				748,951		8,900,825	9,649,776
	218,034	445,508	241,509	984,070	202,037	13,926,233	16,017,391
	2,546,450	8,388,956	8,811,751	8,301,894	13,050,848	40,274,253	81,374,152
18.3 Roll-forward of loans, financing and debentures

	06/30/2024	12/31/2023
Opening balance	77,172,692	74,574,591
Fundraising, net of issuance costs	10,934,280	10,944,794
Interest accrued	2,545,932	4,797,094
Monetary and exchange rate variation, net	9,383,027	(4,185,675)
Settlement of principal	(8,921,182)	(4,296,447)
Settlement of interest	(2,529,991)	(4,728,998)
Amortization of fundraising costs	39,616	67,333
Closing balance	88,624,374	77,172,692

18.4 Breakdown by currency

	06/30/2024	12/31/2023
Brazilian Reais	16,723,109	15,868,019
US Dollars	71,901,265	61,304,673
	88,624,374	77,172,692
18.5 Fundraising costs
The fundraising costs are amortized based on the terms of agreements and the effective interest rate.

			Balance to be amortized
Type	Cost	Amortization	06/30/2024	12/31/2023
Bonds	434,970	263,645	171,325	164,825
NCE	125,222	123,051	2,171	2,696
Export credits (“export prepayments”)	219,946	150,074	69,872	52,162
Debentures	159,675	31,278	128,397	102,235
BNDES	63,588	54,522	9,066	9,854
ECA - Export Credit Agency	1,320	(3,969)	5,289
IFC - International Finance Corporation	41,943	179	41,764	38,911
Others	18,147	17,661	486	598
	1,064,811	636,441	428,370	371,281
18.6 Guarantees
Some loan and financing agreements have guarantees clauses, in which the financed equipment or other property, plant and equipment is offered as collateral by the Company, as disclosed in Note 15.1.
The Company does not have contracts with restrictive financial clauses (financial covenants) which must be complied with.
18.7 Relevant transactions entered into during the period
18.7.1 Export Prepayment
On February 15, 2024, the Company raised, with several banks (a syndicated operation), an export prepayment ("EPP") in the amount of US$780,000 (equivalent to R$3,897,036), at a floating rate based on SOFR + 1.65% p.a (increasing by 0.05% p.a until maturity), with final maturity in February 2029, as part of the rollover process of a partially settled EPP on the same date.
18.7.2 Rural Credit Note
On March 28, 2024, the Company raised, with Safra Bank, a Rural Credit Note in the amount of R$200,000, with a post-fixed interest rate of 100% of the CDI, with final maturity in March 2025.
18.7.3 Export Development Canada (“EDC”)
On April 30, 2024, the Company raised with from EDC in the amount of US$125,000 (equivalent to R$694,862) at a floating rate of SOFR + 1.74%, with final maturity in April 2031.
18.7.4 Debentures
On May 29, 2024, the Company issued simple, non-convertible debentures, unsecured, in three series, totaling R$5,900,000, as part of a debt rollover strategy. The debenture consists of three parts: (i) R$1,000,000 at a cost of CDI + 0.80% p.a., with a total term of eight years and equal amortizations in May 2031 and May 2032; (ii) R$4,000,000 at a cost of CDI + 1.00% p.a., with a total term of ten years and equal amortizations in May 2033 and May 2034; and (iii) R$900,000 (incentivized debenture) at a cost of IPCA + 6.11% p.a., with a total term of twelve years and equal amortizations in May 2035 and May 2036.
18.7.5 BNDES
On June 27, 2024, the Company raised with from BNDES in the amount of R$65,000, indexed by the Long-Term Interest Rate (TLP - 5.56% p.a.), plus fixed interest of 1.75% p.a., with a one-year principal grace period and final maturity in December 2043. The funds were allocated to industrial projects.
18.7.6 Advance of exchange contract (“ACC”)
On May 17, 2024, the Company rolled over an ACC of US$100,000 (equivalent to R$555,890), indexed at a fixed rate of 6% p.a. and originally maturing on May 17, 2024, to a new rate of 6.46% p.a. with a new maturity on May 19, 2025.
On June 5, 2024, the Company raised an ACC from BNP bank in the amount of US$15,000 (equivalent to R$83,383), indexed at a fixed rate of 6.43% p.a., with a maturity on June 9, 2025.
On June 21, 2024, the Company rolled over an ACC of US$35,000 (equivalent to R$194,561), indexed at a fixed rate of 6.52% p.a. and originally maturing on June 21, 2024, to a new rate of 6.54% p.a. with a new maturity on May 21, 2025.
18.8 Significant transactions settled during the period
On February 15, 2024, the Company partially settled, in advance, a pre-export facility with several banks (a syndicated operation), in the total amount of US$620,000 (equivalent to R$3,209,057). The residual amount of this operation maintained its original maturity in February 2026, with a floating rate based on SOFR + 1.41% p.a.
On June 7, 2024, the Company early settled a debenture with Bradesco bank in the total amount of R$4,926,631 (principal and interest) as part of a debt rollover strategy. The original maturity of the debenture was in June 2025 and June 2026, with an annual rate of 112.5% of CDI.